Financial risk - Financial assets past due, but not impaired (Details) - Credit risk - AUD ($) $ in Millions	Sep. 30, 2018	Sep. 30, 2017
Past due receivables
Financial assets	$ 828,050	$ 807,123
Parent Entity
Past due receivables
Financial assets	881,755	862,437
Loans - housing and personal
Past due receivables
Financial assets	513,921	495,820
Loans - housing and personal | Parent Entity
Past due receivables
Financial assets	466,051	448,398
Loans - business
Past due receivables
Financial assets	195,769	189,099
Loans - business | Parent Entity
Past due receivables
Financial assets	164,117	157,839
Other financial assets
Past due receivables
Financial assets	4,514	4,755
Other financial assets | Parent Entity
Past due receivables
Financial assets	3,677	4,002
Gross/Cost
Past due receivables
Financial assets	830,864	809,989
Gross/Cost | Parent Entity
Past due receivables
Financial assets	884,162	864,810
Gross/Cost | Loans - housing and personal
Past due receivables
Financial assets	515,224	497,151
Gross/Cost | Loans - housing and personal | Parent Entity
Past due receivables
Financial assets	467,176	449,489
Gross/Cost | Loans - business
Past due receivables
Financial assets	197,280	190,634
Gross/Cost | Loans - business | Parent Entity
Past due receivables
Financial assets	165,399	159,121
Gross/Cost | Other financial assets
Past due receivables
Financial assets	4,514	4,755
Gross/Cost | Other financial assets | Parent Entity
Past due receivables
Financial assets	3,677	4,002
Gross/Cost | Past due but not impaired
Past due receivables
Financial assets	20,492	19,846
Gross/Cost | Past due but not impaired | Parent Entity
Past due receivables
Financial assets	18,915	18,186
Gross/Cost | Past due but not impaired | 1-5 days
Past due receivables
Financial assets	4,618	5,222
Gross/Cost | Past due but not impaired | 1-5 days | Parent Entity
Past due receivables
Financial assets	4,240	4,827
Gross/Cost | Past due but not impaired | 6-89 days
Past due receivables
Financial assets	12,269	11,435
Gross/Cost | Past due but not impaired | 6-89 days | Parent Entity
Past due receivables
Financial assets	11,200	10,299
Gross/Cost | Past due but not impaired | 90+ days
Past due receivables
Financial assets	3,605	3,189
Gross/Cost | Past due but not impaired | 90+ days | Parent Entity
Past due receivables
Financial assets	3,475	3,060
Gross/Cost | Past due but not impaired | Loans - housing and personal
Past due receivables
Financial assets	16,162	16,539
Gross/Cost | Past due but not impaired | Loans - housing and personal | Parent Entity
Past due receivables
Financial assets	15,044	15,312
Gross/Cost | Past due but not impaired | Loans - housing and personal | 1-5 days
Past due receivables
Financial assets	3,440	4,515
Gross/Cost | Past due but not impaired | Loans - housing and personal | 1-5 days | Parent Entity
Past due receivables
Financial assets	3,179	4,216
Gross/Cost | Past due but not impaired | Loans - housing and personal | 6-89 days
Past due receivables
Financial assets	9,688	9,331
Gross/Cost | Past due but not impaired | Loans - housing and personal | 6-89 days | Parent Entity
Past due receivables
Financial assets	8,895	8,471
Gross/Cost | Past due but not impaired | Loans - housing and personal | 90+ days
Past due receivables
Financial assets	3,034	2,693
Gross/Cost | Past due but not impaired | Loans - housing and personal | 90+ days | Parent Entity
Past due receivables
Financial assets	2,970	2,625
Gross/Cost | Past due but not impaired | Loans - business
Past due receivables
Financial assets	4,293	3,273
Gross/Cost | Past due but not impaired | Loans - business | Parent Entity
Past due receivables
Financial assets	3,838	2,843
Gross/Cost | Past due but not impaired | Loans - business | 1-5 days
Past due receivables
Financial assets	1,170	698
Gross/Cost | Past due but not impaired | Loans - business | 1-5 days | Parent Entity
Past due receivables
Financial assets	1,054	603
Gross/Cost | Past due but not impaired | Loans - business | 6-89 days
Past due receivables
Financial assets	2,558	2,085
Gross/Cost | Past due but not impaired | Loans - business | 6-89 days | Parent Entity
Past due receivables
Financial assets	2,285	1,810
Gross/Cost | Past due but not impaired | Loans - business | 90+ days
Past due receivables
Financial assets	565	490
Gross/Cost | Past due but not impaired | Loans - business | 90+ days | Parent Entity
Past due receivables
Financial assets	499	430
Gross/Cost | Past due but not impaired | Other financial assets
Past due receivables
Financial assets	37	34
Gross/Cost | Past due but not impaired | Other financial assets | Parent Entity
Past due receivables
Financial assets	33	31
Gross/Cost | Past due but not impaired | Other financial assets | 1-5 days
Past due receivables
Financial assets	8	9
Gross/Cost | Past due but not impaired | Other financial assets | 1-5 days | Parent Entity
Past due receivables
Financial assets	7	8
Gross/Cost | Past due but not impaired | Other financial assets | 6-89 days
Past due receivables
Financial assets	23	19
Gross/Cost | Past due but not impaired | Other financial assets | 6-89 days | Parent Entity
Past due receivables
Financial assets	20	18
Gross/Cost | Past due but not impaired | Other financial assets | 90+ days
Past due receivables
Financial assets	6	6
Gross/Cost | Past due but not impaired | Other financial assets | 90+ days | Parent Entity
Past due receivables
Financial assets	$ 6	$ 5